Bank Borrowings	6 Months Ended
Jun. 30, 2024
Bank Borrowings [Abstract]
Bank Borrowings

7. Bank Borrowings

Bank borrowings are working capital loans from banks in China. Short-term bank borrowings as of June 30, 2024 consisted of the following:

Lender	Company	Rate	Issuance Date	Expiration Date	Amount- RMB	Amount- US$
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.30%	2/1/2024	1/31/2025	10,000,000	1,376,046
Bank of China	Huadong	2.42%	3/11/2024	3/10/2025	5,000,000	688,023
Minsheng Bank	Huadong	3.00%	1/12/2024	1/10/2025	3,000,000	412,813
Bank of Communications	Huadong	4.50%	4/23/2024	4/23/2025	9,000,000	1,238,441
Bank of Jiangsu	Huadong	3.10%	1/8/2024	1/8/2025	10,000,000	1,376,046
Industrial and Commercial Bank of China	Yada	3.45%	2/22/2024	2/21/2025	9,000,000	1,238,441
Agricultural Bank of China	Yada	3.50%	12/20/2023	12/19/2024	10,000,000	1,376,046
Total					56,000,000	7,705,856

Short-term bank borrowings as of December 31, 2023 consisted of the following:

Lender	Company	Rate	Issuance Date	Expiration Date	Amount- RMB	Amount- US$
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.95%	1/31/2023	1/29/2024	5,000,000	704,235
Bank of China	Huadong	3.50%	3/10/2023	3/9/2024	10,000,000	1,408,471
Bank of Communications	Huadong	3.50%	11/3/2022	4/25/2024	5,000,000	704,235
Bank of Communications	Huadong	3.50%	1/19/2023	5/25/2024	4,000,000	563,389
Agricultural Bank of China	Huadong	3.15%	4/21/2023	4/19/2024	9,000,000	1,267,623
Industrial and Commercial Bank of China	Yada	3.45%	2/17/2023	2/16/2024	9,000,000	1,267,623
Agricultural Bank of China	Yada	3.50%	12/20/2023	12/19/2024	10,000,000	1,408,471
Total					52,000,000	7,324,047

Interest expense was $129,292 and $128,973 for the six months ended June 30, 2024 and 2023, respectively.

The Company’s short-term bank borrowings are pledged by the Company’s assets and guaranteed by the Company’s major shareholders Yongjun Liu, Yin Liu, and its subsidiary Yada.

The carrying values of the Company’s pledged assets to secure short-term borrowings by the Company are as follows:

	June 30, 2024	December 31, 2023
	US$	US$
Buildings, net	1,042,045	3,495,192
Land use right, net	-	90,832
Total	1,042,045	3,586,024